Share-based payments	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments	Share-based payments
Accounting policy
Since its inception, the Company has granted stock options (option sur actions, ‘‘OSA’’), warrants (bons de souscription d’actions, ‘‘BSA’’), founders’ warrants (bons de souscription de parts de créateur d’entreprise, ‘‘BSPCE’’) and free shares (attributions gratuites d’actions, ‘‘AGA’’) to corporate officers, employees and members of the Supervisory Board and consultants. In certain cases, exercise of the options and warrants is subject to performance conditions. The Company has no legal or contractual obligation to pay the options in cash.
These share-based compensation plans are settled in equity instruments.
The Company has applied IFRS 2 – Share-based Payment to all equity instruments granted to employees since 2006.
As required by IFRS 2 – Share-based Payment, the cost of compensation paid in the form of equity instruments is recognized as an expense, with a corresponding increase in shareholders’ equity for the vesting period during which the rights with respect to the equity instruments are earned.
The fair value of the equity instruments granted to employees is measured using the Black-Scholes or Monte Carlo model, as described below.
At each closing date, the number of options likely to become exercisable is re-examined. If applicable, changes to the estimated number of options expected to become exercisable are recognized in the consolidated statement of income with a corresponding adjustment in equity.

Detail of share-based payments
The number of warrants and options outstanding on December 31, 2022 and their main characteristics, are detailed below:
Founders’ warrants

	Pre-2022 founders’ warrant plans
	BSPCE 2012-2	BSPCE 08-2013	BSPCE 09-2014	BSPCE 2015-1	BSPCE 2015-03
Type of underlying asset	New shares	New shares	New shares	New shares	New shares
Number of founder’s warrants granted	100,000	50,000	97,200	71,650	53,050
Date of shareholders' resolution approving the plan	05/04/2012	06/28/2013	06/18/2014	06/18/2014	06/18/2014
Grant date	12/18/2012	08/28/2013	09/16/2014	02/10/2015	06/10/2015
Contractual expiration date	12/18/2022	08/28/2023	09/16/2024	02/10/2025	06/10/2025
Grant price	—	—	—	—	—
Exercise price	€6.63	€5.92	€18.68	€18.57	€20.28
Number of founders’ warrants as of December 31, 2022	—	50,000	86,150	68,450	30,350
Number of founders’ warrants exercised	—	—	—	—	—
Including founders’ warrants exercised during the period	—	—	—	—	—
Number of founders’ warrants lapsed or cancelled	100,000	—	11,050	3,200	22,700
Including founders’ warrants lapsed or cancelled during the period	100,000	—	—	—	—

	Pre-2022 founders’ warrant plans
	BSPCE 2016 Ordinary	BSPCE 2016 Performance	BSPCE 2017 Ordinary	BSPCE 2017
Type of underlying asset	New shares	New shares	New shares	New shares
Number of founder’s warrants granted	126,400	129,250	117,650	80,000
Date of shareholders' resolution approving the plan	06/25/2015	06/25/2015	06/23/2016	06/23/2016
Grant date	02/02/2016	02/02/2016	01/07/2017	01/07/2017
Contractual expiration date	02/02/2026	02/02/2026	01/07/2027	01/07/2027
Grant price	—	—	—	—
Exercise price	€14.46	€14.46	€15.93	€15.93
Number of founders’ warrants as of December 31, 2022	100,567	100,059	99,150	80,000
Number of founders’ warrants exercised	333	—	—	—
Including founders’ warrants exercised during the period	—	—	—	—
Number of founders’ warrants lapsed or cancelled	25,500	29,191	18,500	—
Including founders’ warrants lapsed or cancelled during the period	—	215	350	—
Warrants

	Pre-2022 warrant plans
	BSA 04-2012	BSA 2013	BSA 2014	BSA 2015-1	BSA 2015-2 (a)	BSA 2015-2 (b)	BSA 2016 ordinary
Type of underlying assets	New shares	New shares	New shares	New shares	New shares	New shares	New shares
Number of warrants granted	52,500	10,000	14,000	26,000	64,000	6,000	18,103
Date of shareholders' resolution approving the plan	05/04/2012	05/04/2012	06/18/2014	06/18/2014	06/18/2014	06/25/2015	06/25/2015
Grant date	05/04/2012	04/10/2013	09/16/2014	02/10/2015	06/25/2015	06/25/2015	02/02/2016
Contractual expiration date	05/04/2022	04/10/2023	09/16/2024	02/10/2025	06/25/2025	06/25/2020	02/02/2021
Grant price	€0.60	€2.50	€4.87	€4.87	€5.00	€2.80	€1.67
Exercise price	€6.00	€6.37	€17.67	€17.67	€19.54	€19.54	€13.74
Number of warrants as of December 31, 2022	—	6,000	10,000	21,000	64,000	—	—
Number of warrants exercised	22,500	—	—	—	—	—	—
Including warrants exercised during the period	—	—	—	—	—	—	—
Number of warrants lapsed or cancelled	30,000	4,000	4,000	5,000	—	6,000	18,103
Including warrants lapsed or cancelled during the period	30,000	—	—	—	—	—	—

	Pre-2022 warrant plans
	BSA 2016 performance	BSA 2016-2	BSA 2017	BSA 2018-1	BSA 2018-2	BSA 2019-1	BSA 2020
Type of underlying assets	New shares	New shares	New shares	New shares	New shares	New shares	New shares
Number of warrants granted	18,105	8,000	18,000	28,000	5,820	18,000	18,000
Date of shareholders' resolution approving the plan	06/25/2015	06/23/2016	06/23/2016	06/14/2017	05/23/2018	05/23/2018	04/11/2019
Grant date	02/02/2016	11/03/2016	01/07/2017	03/06/2018	07/27/2018	03/29/2019	03/17/2020
Contractual expiration date	02/02/2021	11/03/2021	01/07/2022	03/06/2023	07/27/2028	03/29/2029	03/17/2030
Grant price	€1.67	€2.03	€2.26	€1.62	€2.36	€1.15	€0.29
Exercise price	€13.74	€15.01	€15.76	€13.55	€16.10	€11.66	€6.59
Number of warrants as of December 31, 2022	—	—	—	28,000	5,820	18,000	18,000
Number of warrants exercised	—	—	—	—	—	—	—
Including warrants exercised during the period	—	—	—	—	—	—	—
Number of warrants lapsed or cancelled	18,105	8,000	18,000	—	—	—	—
Including warrants lapsed or cancelled during the period	—	—	18,000	—	—	—	—

	Pre-2022 warrant plans
	BSA 2021 (a)	BSA 2021 (b)
Type of underlying assets	New shares	New shares
Number of warrants granted	48,103	30,000
Date of shareholders' resolution approving the plan	11/30/2020	11/30/2020
Grant date	04/20/2021	04/20/2021
Contractual expiration date	04/20/2031	04/20/2031
Grant price	€2.95	€0.68
Number of warrants as of Exercise price	€13.47	€13.64
Number of warrants as of December 31, 2022	14,431	—
Number of warrants exercised	—	—
Including warrants exercised during the period	—	—
Number of warrants lapsed or cancelled	33,672	30,000
Including warrants lapsed or cancelled during the period	—	30,000
Stock options

	Pre-2022 stock option plans
	OSA 2016-1 Performance	OSA 2016-2	OSA 2017 Ordinary	OSA 2018	OSA 2019-1	OSA LLY 2019	OSA 2020
Type of underlying asset	New shares	New shares	New shares	New shares	New shares	New shares	New shares
Number of options granted	6,400	4,000	3,500	62,000	37,500	500,000	407,972
Date of shareholders' resolution approving the plan	06/25/2015	06/23/2016	06/23/2016	06/14/2017	05/23/2018	04/11/2019	04/11/2019
Grant date	02/02/2016	11/03/2016	01/07/2017	03/06/2018	03/29/2019	10/24/2019	03/11/2020
Contractual expiration date	02/02/2026	11/03/2026	01/07/2027	03/06/2028	03/29/2029	10/24/2029	03/11/2030
Grant price	—	—	—	—	—	—	—
Exercise price	€13.05	€14.26	€14.97	€12.87	€11.08	€6.41	€6.25
Number of options as of December 31, 2022	400	4,000	500	52,000	25,750	500,000	381,173
Number of options exercised	—	—	—	—	—	—	—
Number of options as of Including options exercised during the period	—	—	—	—	—	—	—
Number of options lapsed or cancelled	6,000	—	3,000	10,000	11,750	—	26,799
Including options lapsed or cancelled during the period	—	—	—	—	2,500	—	6,283

	Pre-2022 stock option plans		2022 stock option plans
	OSA 2021-04	OSA 2021-06	OSA 2022-001	OSA 2022-06 Ordinary	OSA 2022-06 Performance
Type of underlying asset	New shares	New shares	New shares	New shares	New shares
Number of options granted	571,200	120,000	20,000	410,500	170,400
Date of shareholders' resolution approving the plan	11/30/2020	04/28/2021	11/30/2020	04/28/2021	11/30/2020
Grant date	04/20/2021	06/21/2021	04/14/2022	06/22/2022	06/22/2022
Contractual expiration date	04/20/2031	06/21/2031	04/14/2032	06/22/2032	06/22/2032
Grant price	—	—	—	—	—
Exercise price	€13.74	€12.99	€6.17	€4.16	€4.16
Number of options as of December 31, 2022	421,200	120,000	—	398,000	156,500
Number of options exercised	—	—	—	—	—
Number of options as of Including options exercised during the period	—	—	—	—	—
Number of options lapsed or cancelled	150,000	—	20,000	12,500	13,900
Including options lapsed or cancelled during the period	70,000	—	20,000	12,500	13,900
Free shares

	Pre-2022 free shares plan					2022 free shares plan
	AGA 2018-1	AGA 2018-2	AGA 2019-1	AGA 2020	AGA 2021	AGA 2022
Type of underlying assets	New shares	New shares	New shares	New shares	New shares	New shares
Number of free shares granted	396,250	6,000	438,250	50,000	362,515	300,039
Date of shareholders' resolution approving the plan	06/14/2017	05/23/2018	05/23/2018	04/11/2019	11/30/2020	04/28/2021
Grant date	03/06/2018	07/27/2018	03/29/2019	03/11/2020	04/20/2021	06/22/2022
Grant price	—	—	—	—	—	—
Exercise price	—	—	—	—	—	—
Number of free shares as of December 31, 2022	—	—	—	—	354,711	299,035
Number of free shares exercised	340,583	6,000	369,250	50,000	—	—
Including free shares exercised during the period	—	—	—	50,000	—	—
Number of free shares lapsed or cancelled	55,667	—	69,000	—	7,804	1,004
Including free shares lapsed or cancelled during the period	—	—	—	—	5,801	1,004

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2022	614,726	185,251	2,059,523	653,746	3,513,246

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2021	715,291	263,251	1,583,806	410,512	2,972,860

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of December 31, 2020	718,767	263,028	986,359	446,500	2,414,654
The measurement methods used to estimate the fair value of stock options, warrants and free shares are described below:
•The share price on the grant date is equal to the exercise price, except for the BSA 2014 which exercise price was set at €17.67, taking into account both the average share price on the 20 days preceding the grant date and the expected development perspectives of the Company;
•The risk-free rate was determined based on the average life of the instruments; and
•Volatility was determined based on volatility observed on Nanobiotix shares on the grant date and for a period equal to the life of the warrant or option

The performance conditions for all of the plans were assessed as follows:
•Performance conditions unrelated to the market were analyzed to determine the likely exercise date of the warrants and options and expense was recorded accordingly based on the probability these conditions would be met; and
•Market-related performance conditions were directly included in the calculation of the fair value of the instruments.

Except for the 2012-1 founders’ warrants, the fair value of the warrants and options was measured using the Black-Scholes model.
The fair value of 2012-1 founders’ warrants was determined using the Monte Carlo valuation model to take into account the exercise conditions, which depend on the realized gain compared to the expected stock market listing price.
The probability of meeting the performance conditions for the 2016 BSPCE, BSA and OSA performance plans was reassessed as of December 31, 2022. The threshold of 400 patients enrolled in all our clinical studies was reached as of December 31, 2022. As a consequence, new instruments became exercisable.

BSPCE	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2022 (in thousands of euros)	Expense for the year ended 2021 (in thousands of euros)	Expense for the year ended 2020 (in thousands of euros)
BSPCE 2012-1	5.26	5.26	41%	3.49	0.20%	0.00%	307	—	—	—
BSPCE 2012-2	6.65	6.63	44.3% - 47.6%	5 - 7.30	0.84% - 1.22%	0.00%	288	—	—	—
BSPCE 04-2013	6.30	6.30	56%	5	0.90%	0.00%	167	—	—	—
BSPCE 08-2013	6.30	5.92	256%	7	0.90%	0.00%	152	—	—	—
BSPCE 09-2014	18.68	18.68	58%	5.5/6/6.5	0.64%	0.00%	965	—	—	—
BSPCE 2015-1	18.57	18.57	58% - 62% - 61%	5.5/6/6.5	0.39%	0.00%	50	—	—	—
BSPCE 2015-2	18.57	18.57	58% - 62% - 61%	5.5/6/6.5	0.39%	0.00%	705	—	—	—
BSPCE 2015-3	20.28	20.28	61% - 62% - 61%	5.5/6/6.5	0.56%	0.00%	483	—	—	—
BSPCE 2016 Ordinary	14.46	14.46	59% - 62% - 60%	5.5/6/6.5	0.32%	0.00%	1,080	—	—	—
BSPCE 2016 Performance	14.46	14.46	59%	5	0.19%	0.00%	1,212	28	32	99
BSPCE 2017 Ordinary	15.93	15.93	58% - 61% - 59%	5.5/6/6.5	0.23%	0.00%	1,000	0	0	8
BSPCE 2017 Performance	15.93	15.93	59%	5	0.11%	0.00%	622	—	—	—
BSPCE 2017	15.93	15.93	59%	5	0.11%	0.00%	627	—	—	—
BSPCE 2017 Project	15.93	15.93	59%	5	0.11%	0.00%	94	—	—	—
Total BSPCE	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	28	32	107

BSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2022 (in thousands of euros)	Expense for the year ended 2021 (in thousands of euros)	Expense for the year ended 2020 (in thousands of euros)
BSA 2012	6.00	6.00	49%	10	0.96%	0.00%	183	—	—	—
BSA 2013	6.30	6.37	156%	6	0.90%	0.00%	1	—	—	—
BSA 2014	18.68	17.67	57%	5	0.41%	0.00%	—	—	—	—
BSA 2015-1	17.67	17.67	58%	5	0.26% - 0.27%	0.00%	63	—	—	—
BSA 2015-2 a	19.54	19.54	58%-58%-57%-58%	5/5.1/5.3/5.4	0.39%	0.00%	16	—	—	—
BSA 2015-2 b	19.54	19.54	58% - 60%	4.6 – 9.6	0.25% - 0.91%	0.00%	284	—	—	—
BSA 2016o-1	13.74	13.74	57%	2.4	0.00%	0.00%	37	—	—	—
BSA 2016p-1	13.74	13.74	57%	2.4	0.00%	0.00%	143	—	—	—
BSA 2016-2	15.01	15.01	57%	2.4	0.00%	0.00%	—	—	—	—
BSA 2017o-1	15.76	15.76	33%	2.4	0.00%	0.00%	—	—	—	—
BSA 2018-1	13.55	13.55	38%	4.8	0.7% - 0.1%	0.00%	2	—	—	—
BSA 2018-2	16.10	16.10	38%	4.8	0.7% - 0.1%	0.00%	1	—	—	—
BSA 2019-1	11.66	11.66	37%	9.8/9.9	0.16% - 0.50%	0.00%	24	—	—	—
BSA 2020	6.59	6.59	38%	10	(0.13)% - (0.07)%	0.00%	19	—	—	19
BSA 2021 (a)	13.47	13.47	39.10%	10	0.27%	0.00%	44	—	44	—
BSA 2021 (b)	13.64	13.64	n.a.	10	0.27%	0.00%	—	—	—	—
Total BSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	—	44	19

OSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2022 (in thousands of euros)	Expense for the year ended 2021 (in thousands of euros)	Expense for the year ended 2020 (in thousands of euros)
OSA 2016 Ordinary	13.05	13.05	59% - 62% - 60%	5.5 / 6 /6.5	0.32%	0.0%	117	—	—	—
OSA 2016 Performance	13.05	13.05	59%	5	0.19%	0.0%	69	—	—	—
OSA 2016-2	14.26	14.26	58% - 62% - 59%	5.5 / 6 /6.5	0.04%	0.0%	27	—	—	—
OSA 2017 Ordinary	15.93	14.97	58% - 61% - 59%	5.5 / 6 /6.5	0.23%	0.0%	31	—	—	—
OSA 2017 Performance	15.93	14.97	59%	5	0.11%	0.0%	35	—	—	—
OSA 2018	12.87	12.87	35%	5.5 / 6 /6.5	0.00%	0.0%	252	—	—	7
OSA 2019-1	11.08	11.08	38.1% / 37.4%	6 /6.5	0.103% / 0.149%	0.0%	140	(1)	17	49
OSA 2019-2	6.41	6.41	37%	10	0.40%	0.0%	252	—	—	—
OSA 2020	6.25	6.25	38%	10	0.31%	0.0%	939	101	329	453
OSA 2021-04 O	13.60	13.74	38.9% - 37.8% - 38.3%	5.5 / 6 /6.5	0.38%/ 0.33%/ 0.28%	0.0%	684	(28)	188	—
OSA 2021-04 P	13.60	13.74	39.10%	10	0.03%	0.0%	1,816	163	131
OSA 2021-06 O	12.20	12.99	39.2% / 37.9% / 38.1%	5.5 6 6.5	0.35% 0.30% 0.26%	0.0%	246	107	79	—
OSA 2021-06 P	12.20	12.99	39.10%	10	0.13%	0.0%	212	24	16
OSA 2022-001 P	6.06	6.17	39.80%	10	1.29%	0.0%	1	1	—	—
OSA 2022-06 O	3.68	4.16	42.06% 41.21% 40.65%	5.5 / 6/6.5	1.83% / 1.87% / 1.90%	0.0%	580	178	—	—
OSA 2022-06 P	3.68	4.16	40.08%	10	2.28%	0.0%	80	4	—	—
Total OSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	549	760	509

AGA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the year ended 2022 (in thousands of euros)	Expense for the year ended 2021 (in thousands of euros)	Expense for the year ended 2020 (in thousands of euros)
AGA 2018-1	12.87	0.00	n.a.	n.a.	0.00%	0.00%	4,951	—	16	268
AGA 2018-2	12.87	0.00	n.a.	n.a.	0.00%	0.00%	75	—	—	21
AGA 2019-1	10.90	0.00	n.a.	n.a.	0.19% / 0.141%	0.00%	4,776	—	422	1,884
AGA 2020	5.90	0.00	n.a.	n.a.	-0.74% -0.69%	0.00%	287	28	144	116
AGA 2021	13.60	0.00	n.a.	n.a.	0.63% 0.59%	0.00%	4,869	2,283	1,784	—
AGA 2022	3.68	0.00	n.a.	n.a.	0.95% 1.46%	0.00%	1,092	286	—	—
Total AGA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	2,597	2,366	2,289

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2022	28	—	549	2,597	3,174

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2021	32	44	760	2,366	3,202

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended December 31, 2020	107	19	509	2,289	2,924